Financial Instruments - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Percentage change in interest rate on variable rate borrowings	0.10%
Standby letter of credit	$ 22,000,000
Balance of purchase payable with a nominal value	15,609,000	$ 3,765,000
LIBOR Advances
Disclosure of detailed information about financial instruments [line items]
Maximum amount available	60,000,000
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Senior secured revolving credit facility (the “Credit Facility”)	$ 37,615,000	$ 24,949,000
Canadian Dollars/USD Exchange Rate
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate to foreign currencies	8.00%	6.00%